Financial instruments - Summary of detailed informatiion of foreign exchange risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	$ 6,989	$ 7,136
Cash and Cash Equivalents [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	7,090	7,260
Accounts Payable And Accrued Liabilities [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	$ (101)	$ (124)